Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Other Fixed Assets, Useful Life Assumptions [Table Text Block]
Description	Useful Life (years)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

Accounting Standards Update and Change in Accounting Principle [Table Text Block]
As of January 1, 2019:	Under ASC 842	Under ASC 840	Increase/(decrease)

Current assets:	-
Prepaid bareboat charter hire	-	1,656	(1,656)
Other noncurrent assets:	-
Prepaid bareboat charter hire	-	3,621	(3,621)
Fixed assets:
Right of use assets from operating leases	21,905	-	21,905
Other current liabilities:
Current portion of Operating lease liabilities	4,771	-	4,771
Other noncurrent liabilities:
Non-current portion of Operating lease liabilities	11,857	-	11,857